Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASES
LEASES

The Company’s future minimum lease payments due under non-cancellable operating leases for real estate, vehicles and other equipment at December 31, 2014 are as follows:

	Total	Real Estate	Vehicles and Equipment (a)
2015	$44,790	$30,233	$14,557
2016	33,978	25,892	8,086
2017	23,609	19,205	4,404
2018	16,483	14,725	1,758
2019	13,785	13,004	781
Thereafter	16,638	16,148	490
	$149,283	$119,207	$30,076

(a)
The Company leases vehicles with contractual terms of 36 to 60 months that are cancellable after 12 months without penalty. Future minimum lease payments reflect only the minimum payments during the initial 12-month non-cancellable term.

Under lease agreements that contain escalating rent provisions, lease expense is recorded on a straight-line basis over the lease term. Rental expense under all lease agreements amounted to $72,164, $75,348 and $74,849 for the years ended December 31, 2014, 2013 and 2012, respectively.